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                      Metropolitan Life Insurance Company
               [Metropolitan Life Insurance Company Letterhead]

May 5, 2009

Via EDGAR Transmission
______________________

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Metropolitan Life Insurance Company
    Metropolitan Life Separate Account E ("Registrant")
    Post-Effective Amendment No. 21 to Form N-4
    Registration No. 333-52366/811-4001
    ___________________________________

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the Metropolitan Life Separate Account E Statement of Additional Information dated May 1, 2009, which was filed electronically on April 15, 2009 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra L. Saul
-------------------------
Associate General Counsel